Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements - Consolidating Condensed Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 108,456	$ 148,689	$ 87,886	$ 97,869
Accounts and notes receivable, net	270,952	257,889
Rig materials and supplies	47,943	41,781
Deferred costs	5,673	13,682
Deferred income taxes	7,476	9,940
Other tax assets	10,723	24,079
Other current assets	18,556	23,223
Total current assets	469,779	519,283
Property, plant and equipment, net of accumulated depreciation of $1,201,058 in 2014 and $1,136,024 in 2013 (Note 4)	895,940	871,356
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0	0
Other noncurrent assets	154,940	144,117
Total assets	1,520,659	1,534,756
Current liabilities:
Current portion of long-term debt	10,000	25,000
Accounts payable and accrued liabilities	154,479	174,886
Accrued income taxes	14,186	7,266
Total current liabilities	178,665	207,152
Long-term debt	605,000	628,781
Other long-term liabilities	18,665	26,914
Long-term deferred tax liability	52,115	38,767
Intercompany payables	0	0
Liabilities	854,445	901,614
Contingencies
Stockholders’ equity:
Common stock	20,325	20,075
Capital in excess of par value	666,769	657,349
Accumulated other comprehensive income	(498)	1,888
Retained earnings (accumulated deficit)	(24,165)	(47,616)
Total controlling interest stockholders' equity	662,431	631,696
Noncontrolling interest	3,783	1,446
Total Equity	666,214	633,142	590,633	544,050
Total liabilities and stockholders’ equity	1,520,659	1,534,756
Parent [Member]
Current assets:
Cash and cash equivalents	36,728	88,697	42,251	55,670
Accounts and notes receivable, net	(33)	0
Rig materials and supplies	0	0
Deferred costs	0	0
Deferred income taxes	0	(57)
Other tax assets	19,885	54,524
Other current assets	0	0
Total current assets	56,580	143,164
Property, plant and equipment, net of accumulated depreciation of $1,201,058 in 2014 and $1,136,024 in 2013 (Note 4)	(19)	60
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	3,060,867	1,906,128
Other noncurrent assets	(440,918)	(457,954)
Total assets	2,676,510	1,591,398
Current liabilities:
Current portion of long-term debt	10,000	25,000
Accounts payable and accrued liabilities	77,603	75,268
Accrued income taxes	(4,061)	0
Total current liabilities	83,542	100,268
Long-term debt	605,000	628,781
Other long-term liabilities	2,867	5,037
Long-term deferred tax liability	0	0
Intercompany payables	1,322,172	227,504
Liabilities	2,013,581	961,590
Stockholders’ equity:
Total Equity	662,929	629,808
Total liabilities and stockholders’ equity	2,676,510	1,591,398
Guarantor [Member]
Current assets:
Cash and cash equivalents	13,546	8,310	11,023	4,212
Accounts and notes receivable, net	96,100	101,299
Rig materials and supplies	(1,473)	3,002
Deferred costs	0	0
Deferred income taxes	6,131	8,435
Other tax assets	(18,273)	(46,770)
Other current assets	7,999	9,089
Total current assets	104,030	83,365
Property, plant and equipment, net of accumulated depreciation of $1,201,058 in 2014 and $1,136,024 in 2013 (Note 4)	589,055	562,148
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	2,441,527	(336,570)
Other noncurrent assets	490,597	468,864
Total assets	3,625,209	777,807
Current liabilities:
Current portion of long-term debt	0	0
Accounts payable and accrued liabilities	71,645	92,546
Accrued income taxes	10,109	725
Total current liabilities	81,754	93,271
Long-term debt	0	0
Other long-term liabilities	7,135	6,743
Long-term deferred tax liability	56,105	51,747
Intercompany payables	1,311,405	291,783
Liabilities	1,456,399	443,544
Stockholders’ equity:
Total Equity	2,168,810	334,263
Total liabilities and stockholders’ equity	3,625,209	777,807
Non-Guarantor [Member]
Current assets:
Cash and cash equivalents	58,182	51,682	34,612	37,987
Accounts and notes receivable, net	174,885	156,590
Rig materials and supplies	49,416	38,779
Deferred costs	5,673	13,682
Deferred income taxes	1,345	1,562
Other tax assets	9,111	16,325
Other current assets	10,557	14,134
Total current assets	309,169	292,754
Property, plant and equipment, net of accumulated depreciation of $1,201,058 in 2014 and $1,136,024 in 2013 (Note 4)	306,904	309,148
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	2,464,502	1,667,937
Other noncurrent assets	272,823	250,983
Total assets	3,353,398	2,520,822
Current liabilities:
Current portion of long-term debt	0	0
Accounts payable and accrued liabilities	309,344	261,436
Accrued income taxes	8,138	6,541
Total current liabilities	317,482	267,977
Long-term debt	0	0
Other long-term liabilities	8,663	15,134
Long-term deferred tax liability	(3,990)	(12,980)
Intercompany payables	1,204,768	422,645
Liabilities	1,526,923	692,776
Stockholders’ equity:
Total Equity	1,826,475	1,828,046
Total liabilities and stockholders’ equity	3,353,398	2,520,822
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Accounts and notes receivable, net	0	0
Rig materials and supplies	0	0
Deferred costs	0	0
Deferred income taxes	0	0
Other tax assets	0	0
Other current assets	0	0
Total current assets	0	0
Property, plant and equipment, net of accumulated depreciation of $1,201,058 in 2014 and $1,136,024 in 2013 (Note 4)	0	0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	(7,966,896)	(3,237,495)
Other noncurrent assets	(167,562)	(117,776)
Total assets	(8,134,458)	(3,355,271)
Current liabilities:
Current portion of long-term debt	0	0
Accounts payable and accrued liabilities	(304,113)	(254,364)
Accrued income taxes	0	0
Total current liabilities	(304,113)	(254,364)
Long-term debt	0	0
Other long-term liabilities	0	0
Long-term deferred tax liability	0	0
Intercompany payables	(3,838,345)	(941,932)
Liabilities	(4,142,458)	(1,196,296)
Stockholders’ equity:
Total Equity	(3,992,000)	(2,158,975)
Total liabilities and stockholders’ equity	$ (8,134,458)	$ (3,355,271)